Subsequent events (Detail Textuals 1) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Jan. 19, 2018	Feb. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding			1,500,000,000
Par value per share			$ 1	$ 1	$ 1
Share capital increased			$ 1,500,000	$ 20	$ 20
Initial Public Offering
Disclosure of non-adjusting events after reporting period [line items]
Stock Split Conversion Ratio	1-to-10.12709504
Number of shares outstanding	148,117,500
Par value per share	$ 1
Common shares offering under Initial Public Offering		11,904,762
Number of common shares fully subscribed		16,666,667
Share capital increased		$ 160,022,262
Initial public offering price per common share		$ 17